Business Combination (Narrative) (Details) - Rumble [Member] $ in Millions			12 Months Ended
	Aug. 03, 2015 USD ($) Item	Aug. 03, 2015 CNY (¥) Item	Dec. 31, 2015 CNY (¥) shares
Business Combination [Line Items]
Percentage of equity interest acquired	69.80%	69.80%
Cash consideration	$ 10.0	¥ 61,169,000
Cash considerations used for the settlement of loans and convertible notes	4.0	24,468,000
Cash considerations used for payment of certain retained employees	$ 1.0	¥ 6,116,900
Number of installment for payment of certain retained employees | Item	3	3
Payment period for retained employees	1 year	1 year
Cash considerations used for other operating activates	$ 5.0	¥ 30,584,500
Net profit distribute percentage	25.00%	25.00%
Maximum distributed profit amount | $	$ 25.0
Diluted percentage if share options percentage which had been fully granted and exercised by employees	51.00%	51.00%
Share options granted | shares			0
Royalty rate			5.00%
Discount rate			25.90%
Control premium rate			30.00%
Net loss | ¥			¥ 2,100,000